Schedule H, Line 4i - Schedule of Assets (Held at End of Year) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Abstract]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
KEARNY BANK
EMPLOYEES’ SAVINGS PLAN
EIN: 22-1032860
PN: 003
SCHEDULE H, LINE 4(i) SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	Identity of Issuer or Borrower (b)	Description (c)	Cost (d) **	Fair Value (e)

*	Kearny Financial Corp.	Employer Common Stock	N/A	$8,657,617

	Mutual Funds:
	Vanguard	REIT Index (Admiral)	N/A	957,166
	Vanguard	Total International Stock Index (Admiral)	N/A	2,090,804
	Vanguard	Target Retirement 2025	N/A	1,189,535
	Vanguard	Target Retirement 2035	N/A	3,453,470
	Vanguard	Target Retirement 2045	N/A	3,030,736
	Vanguard	Target Retirement 2070	N/A	165,306
	Vanguard	Target Retirement 2065	N/A	391,194
	Vanguard	Target Retirement 2020	N/A	1,614,549
	Vanguard	Target Retirement 2060	N/A	1,139,858
	Vanguard	Target Retirement 2055	N/A	1,363,070
	Vanguard	Target Retirement 2050	N/A	2,690,066
	Vanguard	Target Retirement 2040	N/A	2,135,909
	Vanguard	Target Retirement 2030	N/A	3,489,625
	Vanguard	Target Retirement Income	N/A	953,799
	Vanguard	Mid Cap Index (Admiral)	N/A	5,368,918
	Vanguard	Growth Index	N/A	11,669,912
	Vanguard	Value Index (Admiral)	N/A	2,790,578
	Vanguard	Small Cap Index (Admiral)	N/A	2,852,869
	Vanguard	Vanguard Institutional Index	N/A	8,772,405
	Vanguard	Total Bond Market Index (Admiral)	N/A	1,644,207

	Collective Trust:
	Reliance Trust	Stable Value Fund - Series 25053 - Class 0	N/A	5,459,159

*	Participant loans	Interest rates range from 4.25% to 10.50% and mature through 2036	—	1,383,424

				$73,264,176
*	Party-in-interest

**	Historical cost has not been presented since all investments are participant-directed.

EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
KEARNY BANK
EMPLOYEES’ SAVINGS PLAN
EIN: 22-1032860
PN: 003
SCHEDULE H, LINE 4(i) SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025

(a)	Identity of Issuer or Borrower (b)	Description (c)	Cost (d) **	Fair Value (e)

*	Kearny Financial Corp.	Employer Common Stock	N/A	$8,657,617

	Mutual Funds:
	Vanguard	REIT Index (Admiral)	N/A	957,166
	Vanguard	Total International Stock Index (Admiral)	N/A	2,090,804
	Vanguard	Target Retirement 2025	N/A	1,189,535
	Vanguard	Target Retirement 2035	N/A	3,453,470
	Vanguard	Target Retirement 2045	N/A	3,030,736
	Vanguard	Target Retirement 2070	N/A	165,306
	Vanguard	Target Retirement 2065	N/A	391,194
	Vanguard	Target Retirement 2020	N/A	1,614,549
	Vanguard	Target Retirement 2060	N/A	1,139,858
	Vanguard	Target Retirement 2055	N/A	1,363,070
	Vanguard	Target Retirement 2050	N/A	2,690,066
	Vanguard	Target Retirement 2040	N/A	2,135,909
	Vanguard	Target Retirement 2030	N/A	3,489,625
	Vanguard	Target Retirement Income	N/A	953,799
	Vanguard	Mid Cap Index (Admiral)	N/A	5,368,918
	Vanguard	Growth Index	N/A	11,669,912
	Vanguard	Value Index (Admiral)	N/A	2,790,578
	Vanguard	Small Cap Index (Admiral)	N/A	2,852,869
	Vanguard	Vanguard Institutional Index	N/A	8,772,405
	Vanguard	Total Bond Market Index (Admiral)	N/A	1,644,207

	Collective Trust:
	Reliance Trust	Stable Value Fund - Series 25053 - Class 0	N/A	5,459,159

*	Participant loans	Interest rates range from 4.25% to 10.50% and mature through 2036	—	1,383,424

				$73,264,176
*	Party-in-interest

**	Historical cost has not been presented since all investments are participant-directed.